Annual Total Returns[BarChart] - Invesco SP International Developed Low Volatility ETF - ETF	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.92%	1.66%	(3.98%)	3.30%	21.90%	(7.91%)	20.50%	(9.49%)